Portfolio of Investments
Wanger Select, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 4.6%
Entertainment 4.6%
Zynga, Inc., Class A(a)	574,609	3,936,072
Total Communication Services		3,936,072
Consumer Discretionary 5.6%
Specialty Retail 5.6%
Boot Barn Holdings, Inc.(a)	137,900	1,783,047
Five Below, Inc.(a)	42,522	2,992,698
Total		4,775,745
Total Consumer Discretionary		4,775,745
Consumer Staples 3.4%
Food & Staples Retailing 3.4%
BJ’s Wholesale Club Holdings, Inc.(a)	115,700	2,946,879
Total Consumer Staples		2,946,879
Financials 9.6%
Banks 3.1%
SVB Financial Group(a)	17,519	2,646,771
Capital Markets 4.2%
Ares Management Corp., Class A	116,433	3,601,273
Thrifts & Mortgage Finance 2.3%
Walker & Dunlop, Inc.	48,961	1,971,659
Total Financials		8,219,703
Health Care 29.2%
Biotechnology 6.6%
ACADIA Pharmaceuticals, Inc.(a)	33,500	1,415,375
Agios Pharmaceuticals, Inc.(a)	3,319	117,758
Immunomedics, Inc.(a)	94,300	1,271,164
Seattle Genetics, Inc.(a)	24,758	2,856,578
Total		5,660,875
Health Care Equipment & Supplies 7.2%
Masimo Corp.(a)	22,545	3,993,170
Tactile Systems Technology, Inc.(a)	54,472	2,187,596
Total		6,180,766
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 9.7%
Chemed Corp.	9,723	4,212,004
Encompass Health Corp.	64,834	4,151,321
Total		8,363,325
Life Sciences Tools & Services 3.9%
Pra Health Sciences, Inc.(a)	40,186	3,337,045
Pharmaceuticals 1.8%
Theravance Biopharma, Inc.(a)	66,313	1,532,493
Total Health Care		25,074,504
Industrials 13.0%
Construction & Engineering 2.2%
Comfort Systems U.S.A., Inc.	50,981	1,863,355
Electrical Equipment 3.2%
Atkore International Group, Inc.(a)	130,170	2,742,682
Machinery 6.1%
ITT, Inc.	43,184	1,958,826
SPX Corp.(a)	99,648	3,252,511
Total		5,211,337
Trading Companies & Distributors 1.5%
Air Lease Corp.	59,748	1,322,821
Total Industrials		11,140,195
Information Technology 28.7%
Electronic Equipment, Instruments & Components 2.3%
Cognex Corp.	46,402	1,959,092
IT Services 9.0%
Gartner, Inc.(a)	19,513	1,942,909
GoDaddy, Inc., Class A(a)	63,233	3,611,237
LiveRamp Holdings, Inc.(a)	64,378	2,119,324
Total		7,673,470
Semiconductors & Semiconductor Equipment 3.5%
MKS Instruments, Inc.	36,598	2,980,907
Wanger Select | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Wanger Select, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.9%
Alteryx, Inc., Class A(a)	39,033	3,714,771
Cadence Design Systems, Inc.(a)	62,241	4,110,396
Qualys, Inc.(a)	47,443	4,127,066
Total		11,952,233
Total Information Technology		24,565,702
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITS) 3.4%
UMH Properties, Inc.	270,535	2,938,010
Total Real Estate		2,938,010
Total Common Stocks (Cost: $86,688,277)		83,596,810

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	2,102,343	2,101,292
Total Money Market Funds (Cost: $2,101,292)		2,101,292
Total Investments in Securities (Cost $88,789,569)		85,698,102
Other Assets & Liabilities, Net		2,064
Net Assets		$85,700,166

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	2,808,523	13,984,809	(14,690,989)	2,102,343	(688)	—	11,006	2,101,292
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Wanger Select | Quarterly Report 2020